Note 8 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Major components of tax expense (income) [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Current income taxes	1,983	(4,109)	(7,434)
Currency effect on income tax expense (1) and adjustments recognized in the period for current tax of prior periods	(1,272)	852	141
Deferred taxes	1,164	3,452	(1,542)
Income tax benefit (expense)	1,876	194	(8,835)
Income tax benefit (expense) attributable to:
Profit (loss) from continuing operations	(75)	(43)	(8,835)
Profit (loss) from discontinued operations	1,950	237	-

Reconciliation of accounting profit multiplied by applicable tax rates [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Profit (loss) from continuing operations before income tax expense	37,507	(43,106)	23,870
Tax benefit (expense) at nominal tax rate in Norway	(8,252)	9,483	(5,251)
Effect of different tax rates applied by subsidiaries	(21,162)	(44,059)	(30,624)
Permanent differences:
Tax effect of translation differences exempted for tax	99	358	(320)
Tax effect of financial items exempted from tax	20,143	35,961	32,511
Tax effects of losses in associates and joint ventures which are non-deductible	(2,200)	(35)	-
Withholding taxes (paid) credited	(271)	(324)	299
Net other permanent differences (not) tax deductible	9,713	(2,008)	(3,585)
Other effects:
Change in income tax losses carried forward	246	(227)	(462)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	670	852	141
Change in withholding taxes and restricted interest deduction carried forward	952	147	(1,564)
Change in tax rate	(14)	(190)	21
Income tax expense for the year	(75)	(43)	(8,835)
Effective tax rate	0.2%	(0.1)%	37.0%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As of December 31,
[US$ thousands]	2021	2022
Property, equipment, and intangible assets	20,948	20,466
Trade receivables	(337)	(300)
Intercompany interest costs subject to limitations	(9,710)	(8,066)
Withholding tax expected to be credited (credit method)	(166)	(216)
Tax losses carried forward	(5,818)	(5,399)
Other	(709)	(606)
Net deferred tax liability	4,209	5,878
Recognized and classified as:
Deferred tax assets	2,323	1,473
Deferred tax liabilities	6,532	7,352

Disclosure of changes in deferred taxes [text block]
	Year ended December 31,
[US$ thousands]	2021	2022
Net deferred tax liability as of January 1	7,362	4,209
Addition from business combination (Note 3)	48	-
Expense (benefit) in the Statement of Operations	(3,452)	1,542
Expense (benefit) in the Statement of Comprehensive Income	251	127
Net deferred tax liability as of December 31	4,209	5,878